Close-down and restoration provisions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Summary of provisions including post-retirement benefits

	Note	2023 US$m	2022 US$m
At 1 January		15,759	14,542
Adjustment on currency translation		241	(699)
Adjustments to mining properties/right-of-use assets:	13
– increases to existing and new provisions		629	520
– change in discount rate		(921)	—
Charged/(credited) to profit:
– increases to existing and new provisions(a)		1,654	541
– change in discount rate		(168)	—
– unused amounts reversed		(195)	(72)
– exchange (gains)/losses on provisions		(16)	17
– amortisation of discount		955	1,517
Utilised in year		(777)	(609)
Transfers and other movements		(11)	2
At 31 December(b)		17,150	15,759
Balance sheet analysis:
Current		1,523	1,142
Non-current		15,627	14,617
Total		17,150	15,759
(a)Includes US$1,272 million arising from study updates in the second half of 2023 (2022: US$180 million) which have been excluded from underlying EBITDA. Refer to note 1 for details.
(b)Close-down, restoration and environmental liabilities at 31 December 2023 have not been adjusted for closure-related receivables amounting to US$366 million (2022: US$351 million) due from the ERA trust fund and other financial assets held for the purposes of meeting closure obligations. These are included within “Receivables and other assets” on the balance sheet.
The impact of discounting on the provision - and the corresponding amount capitalised within “Property, plant and equipment” (for operating sites) or charged/(credited) to the income statement (for non-operating and fully impaired sites) - is illustrated below:

	At 31 December 2023			At 31 December 2022
	Capitalised within “Property, plant and equipment” US$m	Charged/(credited) to the income statement US$m	Total increase/ (decrease) in provision US$m	Capitalised within “Property, plant and equipment” US$m	Charged/(credited) to the income statement US$m	Total increase/ (decrease) in provision US$m
Discount rate decreased to 1.0%	2,300	300	2,600	1,400	100	1,500
Discount rate increased to 3.0%	(1,800)	(300)	(2,100)	(2,700)	(300)	(3,000)

	2023			2022
Employment provisions	Pensions and post-retirement healthcare(a) US$m	Other employee entitlements(b) US$m	Total US$m	Total US$m
At 1 January	1,294	364	1,658	2,492
Adjustment on currency translation	25	7	32	(99)
Charged/(credited) to profit:
– increases to existing and new provisions	—	78	78	231
– unused amounts reversed	(6)	(20)	(26)	(12)
Utilised in year	(216)	(61)	(277)	(254)
Re-measurement losses/(gains) recognised in other comprehensive income	102	—	102	(701)
Transfers and other movements	(10)	1	(9)	1
At 31 December	1,189	369	1,558	1,658
Balance sheet analysis:
Current	68	293	361	353
Non-current	1,121	76	1,197	1,305
Total employment provisions	1,189	369	1,558	1,658
(a)The main assumptions used to determine the provision for pensions and post-retirement healthcare, and other information, including the expected level of future funding payments in respect of those arrangements, are given in note 28.
(b)The provision for other employee entitlements includes a provision for long service leave of US$296 million (2022: US$271 million), based on the relevant entitlements in certain Group operations, and includes US$17 million (2022: US$32 million) of provision for redundancy and severance payments.

	2023 US$m	2022 US$m
Opening balance at 1 January as previously reported	1,298	1,019
Adjustment on currency translation	14	(43)
Adjustments to mining properties/right-of-use assets:
– decrease to existing and new provisions	—	4
Charged/(credited) to profit:
– increases to existing and new provisions	214	365
– change in discount rate	(18)	—
– unused amounts reversed	(31)	(66)
– exchange gain on provisions	(1)	—
– amortisation of discount	22	2
Utilised in year	(104)	(176)
Transfers and other movements(a)	(23)	193
Closing balance at 31 December	1,371	1,298
Balance sheet analysis:
Current	637	554
Non-current	734	744
Total	1,371	1,298
In 2022, Transfers and other movements included US$211 million for additional consideration to be paid to the dissenting shareholders of the Turquoise Hill Resources transaction. It represented the difference between the initial consideration of C$34.4 per share paid and C$43 per share paid to all other shareholders, with the final amount and timing to be determined by dissent proceedings. At 31 December 2023 those dissent proceedings remained ongoing and the provision is unchanged.

Schedule of close-down, restoration and environmental provisions	Analysis of close-down and restoration/environmental clean-up provisions

	2023 US$m	2022 US$m
Undiscounted close-down and environmental restoration obligations	23,372	20,433
Impact of discounting	(6,222)	(4,674)
Present value of close-down and restoration obligations	17,150	15,759
Attributable to:
Operating sites	12,021	11,598
Non-operating sites	5,129	4,161
Total close-down and restoration provisions	17,150	15,759

Closure cost composition as at 31 December	2023 US$m	2022 US$m
Decommissioning, decontamination and demolition	3,591	3,386
Closure and rehabilitation earthworks(a)	4,609	4,760
Long-term water management costs(b)	1,236	1,092
Post closure monitoring and maintenance	1,806	1,846
Indirect costs, owners' costs and contingency(c)	5,908	4,675
Total	17,150	15,759
(a)A key component of earthworks rehabilitation involves re-landscaping the area disturbed by mining activities utilising largely diesel powered heavy mobile equipment. In developing low-carbon solutions for our mobile fleet, this may include electrification of the vehicles during the mine life. The forecast cash flows for the heavy mobile equipment in the closure cost estimate are based on existing fuel sources. The cost incurred during closure could reduce if these activities are powered by renewable energy.
(b)Long-term water management relates to the post-closure treatment of water due to acid rock drainage and other environmental commitments and is an area of research and development focus for our Closure team. The cost of this water processing can continue for many years after the bulk earthworks and demolition activities have completed and are therefore exposed to long-term climate change. This could materially affect rates of precipitation and therefore change the volume of water requiring processing. It is not currently possible to forecast accurately the impact this could have on the closure provision as some of our locations could experience drier conditions whereas others could experience greater rainfall. A further consideration relates to the alternative commercial use for the processed water, which could support ultimate transfer of these costs to a third party.
(c)Indirect costs, owners' costs and contingency include adjustments to the underlying cash flows to align the closure provision with a central-case estimate. This excludes allowances for quantitative estimation uncertainties, which are allocated to the underlying cost driver and presented within the respective cost categories above.

Geographic composition as at 31 December	2023 US$m	2022 US$m
Australia	9,187	7,983
USA	4,682	4,680
Canada	1,722	1,730
Other countries	1,559	1,366
Total	17,150	15,759
The geographic composition of the closure provision shows that our closure obligations are largely in countries with established levels of regulation in respect of mine and site closure.
Projected cash flows (undiscounted) for close-down and restoration/environmental clean-up provisions

	<1 year US$m	1-3 years US$m	3-5 years US$m	> 5 years US$m	Total US$m
At 31 December 2023	1,523	2,365	2,005	17,479	23,372
At 31 December 2022	1,142	1,986	1,426	15,879	20,433